EXPLORATION AND EVALUATION EXPENSES (Details Narrative) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Exploration And Evaluation Expenses
Other expense, by function	$ 0	$ 334	$ 473	$ 507